Equity-settled share-based transactions	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Equity-settled share-based transactions	Equity-settled share-based transactions
See accounting policy in note 38(D)(ii).
Prenetics HK terminated two share option schemes which were approved in 2014 and 2016 (collectively as the “Option Schemes”) and one restricted share scheme which was approved in 2017 (the “Restricted Share Scheme”) on June 16, 2021, and were rolled up to a new ESOP scheme of PHCL (the “PHCL 2021 Plan”).
Following the consummation of the Reverse Recapitalization, no further awards would be granted under the PHCL 2021 Plan and all restricted shares units (“RSU”) with respect to PHCL ordinary shares that were outstanding under the PHCL 2021 Plan have been replaced by Prenetics 2022 Share Incentive Plan (the “Prenetics 2022 Plan”). There was no incremental fair value in addition to the original grant-date fair value of those cancels under PHCL 2021 Plan as a result of the replacement with Prenetics 2022 Plan.
(a)Prenetics 2022 Plan
The number of RSUs and aggregate fair value of RSUs granted to certain employees, directors and third parties under Prenetics 2022 Plan were as follows,

Grant date	Number of RSUs	Closing price per ordinary share less subscription price per ordinary share	Aggregate fair value of the RSUs
On May 18, 2022	144,522	$7.64	$1,104,148
On June 30, 2022	2,446,557	4.04	9,884,090
On December 31, 2022	946,330	2.00	1,892,660
On February 1, 2023	66,666	1.49	99,332
On June 23, 2023	16,486,108	0.90	14,874,763
On June 30, 2023	2,403,529	0.79	1,903,341
On December 31, 2023	7,928	3.39	26,855
The RSUs granted were measured at the closing price per ordinary share less subscription price per ordinary share on grant date. The Company recognized employee share-based compensation benefits according to the restriction conditions.
The RSUs outstanding at December 31, 2023 had an exercise price ranged from $0.001 to $2.96 per ordinary share (2022: $0.001 per ordinary share), and a range of vesting period up to 3 years (2022: up to 3 years).
The number and weighted average exercise prices of the RSUs are as follows:

	2023		2022
	Weighted average exercise price	Number of RSUs	Weighted average exercise price	Number of RSUs
Balance at January 1	$0.01	2,360,267	$—	—
Granted	$0.03	18,964,231	0.01	3,537,409
Cancelled	$0.001	(9,364,807)	0.01	(75,031)
Exercised	$0.004	(878,332)	0.01	(1,102,111)
Outstanding balance at December 31	$0.06	11,081,359	$0.01	2,360,267
Exercisable balance at December 31	$0.001	180,194	$0.01	16,775
During the year ended December 31, 2023, equity-settled share-based payment expenses in respect of the Prenetics 2022 Plan of $4,841,444 (2022: $7,732,961) was recognized in profit or loss, respectively. The remaining balance is recognized in profit or loss over the remaining vesting period.
(b)PHCL 2021 Plan
Details of the RSUs outstanding at December 31, 2023 and 2022 are as follows:

	Number of instruments
	2023	2022
RSUs granted to directors	821,111	1,636,011
RSUs granted to employees	2,126	43,045
RSUs granted to third parties	11,710	11,710
	834,947	1,690,766
Under the PHCL 2021 Plan, PHCL granted 3,933,063 RSUs to certain employees, directors and third parties on June 16, 2021 and 63,934 RSUs in December 2021 to certain directors, employees and third parties, respectively.
The fair value of services received in return for the RSUs granted is measured by reference to the fair value of share options granted. The estimate of the fair value of the share options granted is measured based on Black-Scholes Model. The contractual life of RSUs is used as an input into this model.

2021
Fair value of RSUs and key assumptions
Fair value at measurement date	$13.89 - $18.91
Share price	$13.89 - $18.91
Exercise price	$0.01
Expected volatility	41.03% - 44.26%
Expected option life	1 year
Expected dividends	0%
Risk-free interest rate	1% - 1.13%
Likelihood of achieving a redemption event	5%
Likelihood of achieving a liquidity event	5%
The number and weighted average exercise prices of the RSUs are as follows:

	2023		2022
	Weighted average exercise price	Number of RSUs	Weighted average exercise price	Number of RSUs
Balance at January 1	$0.01	1,690,766	$0.01	14,748,217
Exercised	0.01	(829,459)	0.01	(12,821,445)
Forfeited	0.01	(26,360)	0.01	(168,894)
Cancelled	—	—	0.01	(67,112)
Outstanding balance at December 31	$0.01	834,947	$0.01	1,690,766
Exercisable balance at December 31	$0.01	283,338	$0.01	14,571
The RSUs outstanding at December 31, 2023 had a weighted average exercise price of $0.01 per ordinary share (2022: $0.01 per ordinary share), and a weighted average remaining contractual life of 1.4 years (2022: 4.7 years).
The aggregate fair value of the restricted shares united granted to the selected employees on the dates of grants on June 30, 2021 and December 31, 2021 was $54,645,652 ($13.89 per share) and $1,209,111 ($18.91 per share) respectively. The Company recognized employee share-based compensation benefits according to the restriction conditions.
During the year ended December 31, 2023, equity-settled share-based payment expenses in respect of the PHCL 2021 Plan of $5,623,551 (2022: $23,847,422) was recognized in profit or loss, respectively. The remaining balance is recognized in profit or loss over the remaining vesting period.